Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation		$ 1,189	$ 1,121	$ 1,198
Loss from disposal of property and equipment		(207)	$ (202)	$ (1,297)
Purchase of land	$ 6,314
Chip manufacturing		$ 17,528